Long-Term Debt and Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Long-Term Debt and Short-Term Borrowings
Schedule of Long-Term Debt

Long-Term Debt

	Currency/	Effective	Final
(Millions)	Fixed vs.	Interest	Maturity	Carrying Value
Description / 2017 Principal Amount	Floating	Rate	Date	2017	2016
Medium-term note (repaid in 2017)	USD Fixed	—%	—	$—	$649
Medium-term note (500 million Euros)	Euro Floating	—%	2018	600	523
Medium-term note ($450 million)	USD Floating	1.50%	2018	448	448
Medium-term note ($600 million)	USD Floating	1.63%	2019	596	598
Medium-term note ($25 million)	USD Fixed	1.74%	2019	25	25
Medium-term note (650 million Euros)	Euro Floating	—%	2020	779	680
Medium-term note ($300 million)	USD Floating	1.58%	2020	296	297
Medium-term note ($200 million)	USD Floating	1.49%	2020	198	199
Eurobond (300 million Euros)	Euro Floating	—%	2021	378	336
Eurobond (300 million Euros)	Euro Fixed	1.97%	2021	358	312
Medium-term note ($600 million)	USD Fixed	1.63%	2021	598	598
Medium-term note (500 million Euros)	Euro Fixed	0.45%	2022	597	520
Medium-term note ($600 million)	USD Fixed	2.17%	2022	595	593
Medium-term note (600 million Euros)	Euro Fixed	1.14%	2023	712	619
Medium-term note ($650 million)	USD Fixed	2.26%	2023	647	—
Medium-term note ($550 million)	USD Fixed	3.04%	2025	546	546
Medium-term note (750 million Euros)	Euro Fixed	1.71%	2026	885	770
Medium-term note ($650 million)	USD Fixed	2.25%	2026	641	640
Medium-term note ($850 million)	USD Fixed	2.95%	2027	839	—
30-year debenture ($220 million)	USD Fixed	6.01%	2028	227	342
Medium-term note (500 million Euros)	Euro Fixed	1.90%	2030	589	512
Medium-term note (500 million Euros)	Euro Fixed	1.54%	2031	595	518
30-year bond ($555 million)	USD Fixed	5.73%	2037	550	743
Floating rate note ($96 million)	USD Floating	1.29%	2041	95	96
Medium-term note ($325 million)	USD Fixed	4.05%	2044	313	313
Floating rate note ($55 million)	USD Floating	1.21%	2044	54	54
Medium-term note ($500 million)	USD Fixed	3.13%	2046	473	473
Medium-term note ($500 million)	USD Fixed	3.68%	2047	491	—
Other borrowings	Various	1.26%	2018-2040	73	74
Total long-term debt				$13,198	$11,478
Less: current portion of long-term debt				1,102	800
Long-term debt (excluding current portion)				$12,096	$10,678

Schedule of Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

	2017		2016
	Carrying	Effective	Carrying	Effective
(Millions)	Value	Interest Rate	Value	Interest Rate
Fixed-rate debt	$9,681	2.45%	$8,372	2.42%
Floating-rate debt	3,517	0.76%	3,106	0.48%
Total long-term debt, including current portion	$13,198		$11,478

Schedule of Short-Term Borrowings and Current Portion of Long-Term Debt

Short-Term Borrowings and Current Portion of Long-Term Debt

	Effective	Carrying Value
(Millions)	Interest Rate	2017	2016
Current portion of long-term debt	0.67%	$1,102	$800
U.S. dollar commercial paper	1.50%	745	—
Other borrowings	5.35%	6	172
Total short-term borrowings and current portion of long-term debt		$1,853	$972

Schedule of Maturities of Long-Term Debt

Future Maturities of Long-term Debt

Maturities of long-term debt in the table below are net of the unaccreted debt issue costs such that total maturities equal the carrying value of long-term debt as of December 31, 2017. The maturities of long-term debt for the periods subsequent to December 31, 2017 are as follows (in millions):

					After
2018	2019	2020	2021	2022	2022	Total
$1,102	$692	$1,368	$1,333	$1,191	$7,512	$13,198